Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of investments in associates and joint ventures

	2024			2023
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	692	199	891	670	209	879
Held at fair value through profit or loss	—	171	171	—	516	516
Total	692	370	1,062	670	725	1,395

Summarised financial information, equity accounted associates and joint ventures

	Associates			Joint ventures
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
Profit/(loss) from continuing operations	30	(10)	(21)	8	1	26
Other comprehensive income/(loss)	—	—	—	(1)	(3)	1
Total comprehensive income/(loss) from continuing operations	30	(10)	(21)	7	(2)	27